Share-Based Compensation - Schedule of Restricted Share Activity (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Restricted Share Unit [Member]
Schedule of Restricted Share Activity [Line Items]
Outstanding beginning balance | shares	5,006,247
Weighted Average Grant-Date Fair Value,beginning balance | $ / shares	$ 4.38
Outstanding,Granted | shares	2,862,298
Weighted Average Grant-Date Fair Value,Granted | $ / shares	$ 6.75
Outstanding, Cancelled/forfeited | shares	(174,120)
Weighted Average Grant-Date Fair Value, Cancelled/forfeited | $ / shares	$ 5.6
Outstanding ending balance | shares	7,694,425
Weighted Average Grant-Date Fair Value,ending balance | $ / shares	$ 5.21
Restricted Share Award [Member]
Schedule of Restricted Share Activity [Line Items]
Outstanding beginning balance | shares	5,181,794
Weighted Average Grant-Date Fair Value,beginning balance | $ / shares	$ 2.85
Outstanding,Granted | shares	496,218
Weighted Average Grant-Date Fair Value,Granted | $ / shares	$ 6.66
Outstanding, Cancelled/forfeited | shares
Weighted Average Grant-Date Fair Value, Cancelled/forfeited | $ / shares
Outstanding ending balance | shares	5,678,012
Weighted Average Grant-Date Fair Value,ending balance | $ / shares	$ 3.19